Expense Example - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - Fidelity Series Investment Grade Securitized Fund - Fidelity Series Investment Grade Securitized Fund
Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	1
5 years	3
10 years	$ 9